Shareholder Report, Holdings (Details)	May 31, 2024
C000222039 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000222039 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000222039 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000222039 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000222039 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000222039 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000222039 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000222039 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000222038 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000222038 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000222038 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000222038 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000222038 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000222038 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000222038 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000222038 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	4.10%